Leases - Leases in the Balance Sheet and Leases in the Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases in the Balance Sheet
Total right-of-use assets	€ 1,375	€ 1,801
Property, plant, and equipment	€ 4,276	€ 4,934
Right-of-use assets as % of Property, plant, and equipment	32.00%	37.00%
Current lease liabilities	€ 294	€ 349
Current financial liabilities	€ 1,735	€ 4,808
Current lease liabilities as % of current financial liabilities	17.00%	7.00%
Non-current lease liabilities	€ 1,327	€ 1,791
Non-current financial liabilities	€ 7,941	€ 9,547
Non-current lease liabilities as % of non-current financial liabilities	17.00%	19.00%
Future minimum lease payments for facility leases that had not yet commenced	€ 37	€ 49
Leases in the Income Statement
Lease expenses within operating profit - Depreciation of right-of-use assets	325	397
Land and Buildings
Leases in the Balance Sheet
Total right-of-use assets	1,320	1,758
Other Property, Plant and Equipment
Leases in the Balance Sheet
Total right-of-use assets	€ 55	€ 43